Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2016
Registrant Name	DREYFUS MUNICIPAL FUNDS INC
Central Index Key	0000878092
Amendment Flag	false
Document Creation Date	Mar. 23, 2017
Document Effective Date	Mar. 31, 2017
Prospectus Date	Mar. 31, 2017
Class T Prospectus | Dreyfus AMT-Free Municipal Bond Fund | Class T
Prospectus:
Trading Symbol	DMUTX
Class T Prospectus | Dreyfus High Yield Municipal Bond Fund | Class T
Prospectus:
Trading Symbol	DHYTX